Contract revenues (Tables)	12 Months Ended
Dec. 31, 2022
Contract revenues
Schedule of contract revenues

The following tables provide contract revenue amounts from its LCAs for the years ended December 31, 2022, 2021 and 2020, respectively.

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Lilly	—	—	14,348
Janssen	—	—	1,083
Life Molecular Imaging	3,935	—	—
Total contract revenues	3,935	—	15,431

Schedule of contract revenue of performance obligations satisfied

During the years ended December 31, 2022, 2021 and 2020, the Company recognized the following contract revenues as a result of changes in the contract asset and the contract liability balances in the respective periods:

	For the Year Ended
	December 31,
In CHF thousands	2022	2021	2020
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—	4,477
Performance obligations satisfied in previous periods	3,935	—	10,000